N-2 - USD ($)														3 Months Ended										12 Months Ended
		Jul. 31, 2026		Jul. 31, 2025		Jul. 31, 2024		Jul. 31, 2023		Jul. 31, 2022		Apr. 30, 2022		Jul. 31, 2026		Apr. 30, 2026	Jan. 31, 2026	Oct. 31, 2025	Jul. 31, 2025		Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2026
Cover [Abstract]
Entity Central Index Key																								0000901243
Amendment Flag																								false
Document Type																								N-CSR
Entity Registrant Name																								BlackRock MuniAssets Fund, Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

MUA
Shareholder Transaction Expenses
Maximum sales load (as a percentage of offering price)(a)	1.00%
Offering expenses borne by the Fund (as a percentage of offering price)(a)	0.01%
Dividend reinvestment plan fees	$0.02 per share for open market purchases of common shares(b)
(a)
 If the common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses. Fund shareholders will pay all offering expenses involved with an offering.
(b)
 Computershare Trust Company, N.A. (the "Reinvestment Plan Agent") fees for the handling of the reinvestment of dividends will be paid by MUA. However, shareholders will pay a
$0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. Shareholders will also be charged a $0.02 per share fee if a shareholder directs the Reinvestment Plan Agent to sell the common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.

Sales Load [Percent]	[1]																							1.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1]																							0.01%
Annual Expenses [Table Text Block]

Estimated Annual Expenses (as a percentage of net assets attributable to common shares)
Investment advisory fees(c)(d)	0.81%
Other expenses(e)	1.78
Miscellaneous(e)	0.52
Interest expense(f)	1.26
Total annual expenses(e)	2.59
Fee waivers(d)	—(g)
Fund operating expenses after fee waivers	2.59
(c)
 MUA currently pays the Manager a monthly fee in arrears at an annual rate equal to 0.55% of the average daily value of the Fund’s net assets. For purposes of calculating these fees,
“net assets” mean the total assets of the Fund minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). It is understood that the liquidation preference of any outstanding preferred stock (other than accumulated dividends) and TOB Trusts is not considered a liability in determining MUA’s NAV.
(d)
 MUA and the Manager have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Manager has contractually agreed to waive the investment advisory fees with respect to any portion of MUA’s assets attributable to investments in any equity and fixed-income mutual funds and ETFs managed by the Manager or its affiliates that have a contractual management fee, through June 30, 2028. In addition, pursuant to the Fee Waiver Agreement, the Manager has contractually agreed to waive its investment advisory fees by the amount of investment advisory fees MUA pays to the Manager indirectly through its investment in money market funds managed by the Manager or its affiliates, through June 30, 2028. The Fee Waiver Agreement may be continued from year to year thereafter, provided that such continuance is specifically approved by the Manager and MUA (including by a majority of MUA’s Directors who are not “interested persons” (as defined in the Investment Company Act) of MUA (the “Independent Directors”)). The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by MUA (upon the vote of a majority of the Directors or a majority of the outstanding voting securities of MUA), upon 90 days’ written notice by MUA to the Manager.
(e)
 Other expenses are based on estimated amounts for the current fiscal period.
(f)
 Assumes the use of leverage in the form of tender option bond transactions and preferred shares representing 33% of managed assets, which is the total assets of MUA, including any assets attributable to VRDP Shares and TOB Trusts, if any, minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares), at an annual cost of leverage to MUA of 2.27%, which is based on current market conditions. The actual amount of interest expense borne by MUA will vary over time in accordance with the level of MUA’s use of tender option bond transactions and variations in market interest rates, as well as preferred shares transactions and changes to agreement terms with counterparties. Interest expense is required to be treated as an expense of MUA for accounting purposes.

MUA uses leverage to seek to enhance its returns to common shareholders. This leverage generally takes two forms: the issuance of VRDP Shares and investment in TOBs. Both forms of leverage benefit common shareholders if the cost of the leverage is lower than the returns earned by MUA when it invests the proceeds from the leverage. In order to help a shareholder to better understand the costs associated with MUA’s leverage strategy, the total annual fund operating expenses after fee waivers (excluding interest expense, offering, reorganization cost and/or portfolio investment fees) are 1.24%, which is based on current market conditions. The actual amount of interest expense borne by MUA will vary over time in accordance with the level of MUA’s use of leverage and variations in market interest rates. Interest expense is required to be treated as an expense of MUA for accounting purposes.
(g)
 Rounds to less than 0.01%.

Management Fees [Percent]	[2],[3]																							0.81%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[4]																							0.52%
Other Annual Expense 2 [Percent]	[5]																							1.26%
Other Annual Expenses [Percent]	[4]																							1.78%
Total Annual Expenses [Percent]	[4]																							2.59%
Waivers and Reimbursements of Fees [Percent]	[2],[6]
Net Expense over Assets [Percent]																								2.59%
Expense Example [Table Text Block]
The following example illustrates MUA’s expenses (including the sales load of $10.00 and offering costs of $0.13) that shareholders would pay on a $1,000 investment in common shares, assuming (i) total net annual expenses of 2.59% of net assets attributable to common shares and (ii) a 5% annual return:
	1 Year	3 Years	5 Years	10 Years
Total expenses incurred	$ 36	$ 90	$ 146	$ 300
The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the Estimated Annual Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. MUA’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01																								$ 36
Expense Example, Years 1 to 3																								90
Expense Example, Years 1 to 5																								146
Expense Example, Years 1 to 10																								$ 300
Purpose of Fee Table , Note [Text Block]																								The following table and example are intended to assist shareholders in understanding the various costs and expenses directly or indirectly associated with investing in MUA’s common shares.
Basis of Transaction Fees, Note [Text Block]																								as a percentage of offering price
Other Transaction Fees, Note [Text Block]
 If the common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses. Fund shareholders will pay all offering expenses involved with an offering.

Other Expenses, Note [Text Block]
 Assumes the use of leverage in the form of tender option bond transactions and preferred shares representing 33% of managed assets, which is the total assets of MUA, including any assets attributable to VRDP Shares and TOB Trusts, if any, minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares), at an annual cost of leverage to MUA of 2.27%, which is based on current market conditions. The actual amount of interest expense borne by MUA will vary over time in accordance with the level of MUA’s use of tender option bond transactions and variations in market interest rates, as well as preferred shares transactions and changes to agreement terms with counterparties. Interest expense is required to be treated as an expense of MUA for accounting purposes.

MUA uses leverage to seek to enhance its returns to common shareholders. This leverage generally takes two forms: the issuance of VRDP Shares and investment in TOBs. Both forms of leverage benefit common shareholders if the cost of the leverage is lower than the returns earned by MUA when it invests the proceeds from the leverage. In order to help a shareholder to better understand the costs associated with MUA’s leverage strategy, the total annual fund operating expenses after fee waivers (excluding interest expense, offering, reorganization cost and/or portfolio investment fees) are 1.24%, which is based on current market conditions. The actual amount of interest expense borne by MUA will vary over time in accordance with the level of MUA’s use of leverage and variations in market interest rates. Interest expense is required to be treated as an expense of MUA for accounting purposes.

Management Fee not based on Net Assets, Note [Text Block]
 MUA currently pays the Manager a monthly fee in arrears at an annual rate equal to 0.55% of the average daily value of the Fund’s net assets. For purposes of calculating these fees,
“net assets” mean the total assets of the Fund minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). It is understood that the liquidation preference of any outstanding preferred stock (other than accumulated dividends) and TOB Trusts is not considered a liability in determining MUA’s NAV.

Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Fiscal Year Ended*	Total Amount Outstanding (000)	Asset Coverage	Liquidation Preference(a)	Average Market Value (000)	Type of Senior Security
July 31, 2026	$ 24,742	$ 33,715 (b)	$ N/A	$ 21,482 (c)	TOBs
July 31, 2026	251,000	302,539 (d)	100,000	N/A	VRDP Shares
July 31, 2025	18,552	32,712 (b)	N/A	12,721 (c)	TOBs
July 31, 2025	175,000	313,578 (d)	100,000	N/A	VRDP Shares
July 31, 2024	4,500	141,427 (b)	N/A	5,208 (c)	TOBs
July 31, 2024	175,000	354,586 (d)	100,000	N/A	VRDP Shares
July 31, 2023	10,897	57,083 (b)	N/A	24,055 (c)	TOBs
July 31, 2023	175,000	334,645 (d)	100,000	N/A	VRDP Shares
July 31, 2022	42,444	16,471 (b)	N/A	37,166 (c)	TOBs
July 31, 2022	175,000	321,536 (d)	100,000	N/A	VRDP Shares
April 30, 2022	175,000	371,729 (e)	100,000	N/A	VRDP Shares
(a)
Represents the amount to which a holder of preferred shares would be entitled upon the liquidation of VRDP Shares in preference to common shareholders, expressed as a dollar amount per preferred share.  VRDP Shares are considered debt of the issuer; therefore, the liquidation preference approximates fair value.

(b)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

(c)	Represents weighted average daily market value of TOBs.
(d)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000. Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act.

(e)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

*	There were no VRDP Shares outstanding as of April 30, 2021, 2020, 2019, 2018, 2017 and 2016.

Senior Securities, Note [Text Block]
Senior Securities
The following table sets forth information regarding MUA’s outstanding senior securities as of the end of each of MUA’s last ten fiscal years, as applicable.  MUA’s audited financial statements, including Deloitte & Touche LLP’s Report of Independent Registered Public Accounting Firm, and accompanying notes to financial statements, are included in this annual report.
Fiscal Year Ended*	Total Amount Outstanding (000)	Asset Coverage	Liquidation Preference(a)	Average Market Value (000)	Type of Senior Security
July 31, 2026	$ 24,742	$ 33,715 (b)	$ N/A	$ 21,482 (c)	TOBs
July 31, 2026	251,000	302,539 (d)	100,000	N/A	VRDP Shares
July 31, 2025	18,552	32,712 (b)	N/A	12,721 (c)	TOBs
July 31, 2025	175,000	313,578 (d)	100,000	N/A	VRDP Shares
July 31, 2024	4,500	141,427 (b)	N/A	5,208 (c)	TOBs
July 31, 2024	175,000	354,586 (d)	100,000	N/A	VRDP Shares
July 31, 2023	10,897	57,083 (b)	N/A	24,055 (c)	TOBs
July 31, 2023	175,000	334,645 (d)	100,000	N/A	VRDP Shares
July 31, 2022	42,444	16,471 (b)	N/A	37,166 (c)	TOBs
July 31, 2022	175,000	321,536 (d)	100,000	N/A	VRDP Shares
April 30, 2022	175,000	371,729 (e)	100,000	N/A	VRDP Shares
(a)
Represents the amount to which a holder of preferred shares would be entitled upon the liquidation of VRDP Shares in preference to common shareholders, expressed as a dollar amount per preferred share.  VRDP Shares are considered debt of the issuer; therefore, the liquidation preference approximates fair value.

(b)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

(c)	Represents weighted average daily market value of TOBs.
(d)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000. Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act.

(e)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

*	There were no VRDP Shares outstanding as of April 30, 2021, 2020, 2019, 2018, 2017 and 2016.

Senior Securities Headings, Note [Text Block]
The following table sets forth information regarding MUA’s outstanding senior securities as of the end of each of MUA’s last ten fiscal years, as applicable.  MUA’s audited financial statements, including Deloitte & Touche LLP’s Report of Independent Registered Public Accounting Firm, and accompanying notes to financial statements, are included in this annual report.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
BlackRock MuniAssets Fund, Inc. (MUA)
The Fund’s investment objective is to provide high current income exempt from Federal income taxes by investing primarily in a portfolio of medium to lower grade or unrated municipal obligations the interest on which, in the opinion of bond counsel to the issuer, is exempt from Federal income taxes. The Fund seeks to achieve its investment objective by investing at least 80% of its assets, except during temporary defensive periods, in a portfolio of obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies or instrumentalities paying interest which, in the opinion of bond counsel to the issuer, is exempt from Federal income taxes (“Municipal Bonds”); and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. For the purposes of the foregoing 80% policy, “assets” are the Fund’s net assets, plus the amount of any borrowings for investment purposes. The Fund at all times, except during temporary defensive periods, will maintain at least 65% of its assets in Municipal Bonds which are rated in any one of the medium and lower rating categories of a nationally recognized statistical rating organization or are unrated. These ratings are currently Baa (Moody’s Investor Service Inc. (“Moody’s”)) or BBB (S&P Global Ratings (“S&P”) and Fitch Ratings, Inc. (“Fitch”)) or lower. These are fundamental policies of the Fund and, therefore, may not be changed without the approval of a majority of the Fund’s outstanding common stock and the outstanding preferred stock, including the Fund’s outstanding Variable Rate Demand Preferred Shares (the “VRDP Shares”), voting together as a single class, and of the holders of a majority of the outstanding preferred stock, including the VRDP Shares, voting as a separate class. A majority of the outstanding means (1) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (2) more than 50% of the outstanding shares, whichever is less. The Fund is not intended as, and you should not construe it to be, a complete investment program. There can be no assurance that the Fund’s investment objective will be achieved or that the Fund’s investment program will be successful.
The Fund has the authority to invest as much as 35% of its total assets in Municipal Bonds in the higher rating categories of nationally recognized statistical rating organizations (ratings of A or higher by Moody’s, S&P or Fitch or comparable unrated securities). In addition, the Fund reserves the right to temporarily invest more than 20% of its total assets in short-term municipal securities, or short-term taxable money market securities (including commercial paper, certificates of deposit and repurchase agreements) for defensive purposes when, in the opinion of BlackRock Advisors, LLC (the “Manager”), prevailing market or financial conditions warrant. The Fund does not invest more than 25% of its total assets (taken at market value) in Municipal Bonds whose issuers are located in the same state. “Total assets” of the Fund means the Fund’s net assets plus the amount of any borrowings for investment purposes.
Ordinarily, the Fund does not intend to realize significant interest income that is subject to Federal income taxes. However, the Fund may invest all or a portion of its assets in certain tax-exempt securities classified as “private activity bonds” (“PABs”) (in general, bonds that benefit non-governmental entities) that may subject certain investors in the Fund to a Federal alternative minimum tax.
The Fund may invest in securities not issued by or on behalf of a state or territory or by an agency or instrumentality thereof, if the Fund receives an opinion of counsel to the issuer that such securities pay interest that is excludable from gross income for federal income tax purposes (“Non-Municipal Tax-Exempt Securities”), which could include trust certificates, partnership interests or other instruments evidencing interest in one or more long-term Municipal Bonds. Non-Municipal Tax-Exempt Securities also may include securities issued by other investment companies that invest in Municipal Bonds, to the extent such investments are permitted by the Fund’s investment restrictions and applicable law.
The Fund ordinarily does not intend to realize significant investment income not exempt from federal income taxes. From time to time, the Fund may realize taxable capital gains.
Investments in lower rated Municipal Bonds generally provide a higher yield and are less affected by interest rate fluctuations than higher rated tax-exempt securities of similar maturity but are subject to greater overall market risk and are also subject to a greater degree of risk with respect to the ability of the issuer to meet its principal and interest obligations.
The Fund seeks to reduce risk through investing in multiple issuers, credit analysis and monitoring of current developments regarding the obligor and trends in both the economy and financial markets. The Manager will use various means to research the stability and/or potential for improvement of various municipal issuers in connection with the proposed purchase of their securities by the Fund. Evaluation of each Municipal Bond may include the analysis of financial performance, debt structure, economic factors and the administrative structure of the issuer. Additionally, the priority of liens and the overall structure of the particular issue may be factors that will determine suitability for purchase. Further investigation may be performed and may include, among other things, discussions with project management, corporate officers and industry experts as well as site inspections, area analysis, and project and financial projection analysis. All purchases and sales also may be subject to the review of market data, economic projections and the performance of the financial markets. Certain economic indicators also may be monitored. Additionally, the Manager will vary the average maturity of the Fund’s portfolio securities based upon its assessment of economic and market conditions.
Leverage: The Fund currently leverages its assets through the use of VRDP Shares and residual interest municipal tender option bonds (“TOB Residuals”), which are derivative interests in municipal bonds. The TOB Residuals in which the Fund will invest pay interest or income that, in the opinion of counsel to the issuer of such TOB Residuals, is exempt from regular U.S. federal income tax. The Fund currently does not intend to borrow money or issue debt securities. Although it has no present intention to do so, the Fund reserves the right to borrow money from banks or other financial institutions, or issue debt securities, in the future if it believes that market conditions would be conducive to the successful implementation of a leveraging strategy through borrowing money or issuing debt securities. Any such leveraging will not be fully achieved until the proceeds resulting from the use of leverage have been invested in accordance with the Fund’s investment objective and policies.
The Fund may enter into derivative securities transactions that have leverage embedded in them.
The Fund may also borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities.

Risk Factors [Table Text Block]
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
The Funds may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Funds reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a Fund.
A Fund structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.
As short-term interest rates rise, the Funds’ investments in the TOB Trusts may adversely affect the Funds’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.
The U.S. Securities and Exchange Commission (“SEC”) and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Funds, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.
Illiquidity Risk: Each Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Fund may not be able to readily dispose of such investments at prices that approximate those at which a Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, a Fund may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Fund’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
There is no assurance that BTT will achieve its investment objectives, including its investment objective of returning $25.00 per share. As BTT approaches its scheduled termination date, it is expected that the maturity of BTT’s portfolio securities will shorten, which is likely to reduce BTT’s income and distributions to shareholders.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Share Price [Table Text Block]
Share Price Data
The following table summarizes MUA’s highest and lowest daily closing market prices on the NYSE per common share, the NAV per common share, and the premium to or discount from NAV, on the date of each of the high and low market prices. The trading volume indicates the number of common shares traded on the NYSE during the respective quarters.
	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/ (Discount) on Date of Market Price
During Quarter Ended	High	Low	High	Low	High	Low	Trading Volume
July 31, 2026	$ 11.04	$ 10.10	$ 11.47	$ 11.09	(3.75)%	(8.93)%	9,699,822
April 30, 2026	11.23	10.23	11.26	10.96	(0.27)	(6.66)	6,275,293
January 31, 2026	11.07	10.46	11.29	11.29	(1.95)	(7.35)	7,503,742
October 31, 2025	11.79	10.34	11.33	10.85	4.06	(4.70)	6,841,579
July 31, 2025	10.53	10.13	11.04	10.68	(4.62)	(5.15)	6,410,863
April 30, 2025	11.28	9.83	11.75	10.90	(4.00)	(9.82)	9,107,679
January 31, 2025	12.47	10.73	11.81	11.37	5.59	(5.63)	6,032,797
October 31, 2024	12.66	11.42	11.91	11.65	6.30	(1.97)	6,128,229
As of July 31, 2026, MUA’s market price, NAV per Common Share, and premium/(discount) to NAV per Common Share were $10.10, $11.09, and (8.93)%, respectively.
Common shares of MUA have historically traded at both a premium and discount to NAV.
Shares of closed-end funds frequently trade at a discount to their NAV. Because of this possibility and the recognition that any such discount may not be in the interest of shareholders, the Board might consider from time to time engaging in open-market repurchases, managed distribution plans, or other programs intended to reduce the discount. We cannot guarantee or assure, however, that the Board will decide to engage in any of these actions. Nor is there any guarantee or assurance that such actions, if undertaken, would result in the shares trading at a price equal or close to the NAV.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
9.
CAPITAL SHARE TRANSACTIONS
Each Fund, except for BTT, is authorized to issue 200 million shares, all of which were initially classified as Common Shares. BTT is authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares. The par value for each Fund’s Common Shares is $0.10, except for BTT, which is $0.001. The par value for each Fund’s Preferred Shares outstanding is $0.10, except for BTT, which is $0.001. Each Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.
Common Shares
As of the close of business on July 17, 2026, MUA announced the terms of a transferrable rights offering to its Common Shareholders of record as of July 28, 2026, entitling the holders of those rights to subscribe for shares of MUA’s common stock (the “Offer”). Shareholders received one right for each outstanding Common Share owned on the record date. The rights entitled their holders to purchase one new Common Share for every three rights held (1-for-3). Refer to the Subsequent Events note for results of the Offer.
For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:
	Year Ended
Fund Name	07/31/26	07/31/25
MUA	—	32,344
MUA, MHD, MQY and MYI have adopted a discount management program (the "Program"), which consists of one measurement period beginning on January 1, 2026 and ending on September 30, 2026. Under the Program, each Fund intends to offer to repurchase a portion of its common shares via tender offer if the Fund’s common shares trade at an average daily discount to NAV of more than 10% during the 9-month measurement period. If the discount trigger is met and a tender offer is conducted, there is no guarantee that shareholders will be able to sell all of the shares that they desire to sell in such tender offer and there can be no assurance as to the effect that the Program will have on the market for a Fund’s shares or the discount at which a Fund’s shares may trade relative to its NAV.
MUA filed a registration statement with the SEC seeking the ability to issue additional Common Shares through a Shelf Offering, which was declared effective on July 17, 2026. MUA may not sell any Common Shares in the Shelf Offering until a definitive prospectus relating to the Shelf Offering has been filed with the SEC. Under the Shelf Offering, the Fund, subject to market conditions, may raise additional equity capital from time to time in varying amounts and utilizing various offering methods at a net price at or above the Fund’s NAV per Common Share (calculated within 48 hours of pricing). See Additional Information - Shelf Offering Program for additional information. Initial costs incurred by MUA in connection with its Shelf Offering are recorded as "Deferred offering costs" in the Statements of Assets and Liabilities. As shares are sold, a portion of the costs attributable to the shares sold will be charged against paid-in-capital. Any remaining deferred charges at the end of the Shelf Offering period will be charged to expense.
BTT participated in an open market share repurchase program (the “Repurchase Program”) through November 30, 2025. Under the Repurchase Program, BTT could repurchase up to 5% of its outstanding common shares, based on common shares outstanding on March 31, 2025, subject to certain conditions. On November 14, 2025, the Board reauthorized BTT’s Repurchase Program. BTT may repurchase up to 5% of its outstanding common shares (based on common shares outstanding on November 30, 2025) through November 30, 2026. The Repurchase Program has an accretive effect as shares are purchased at a discount to BTT’s NAV.
The total cost of the shares repurchased is reflected in BTT’s Statements of Changes in Net Assets. For the periods shown, shares repurchased and cost, including transaction costs, were as follows:
	BTT
	Shares	Amounts
Year Ended July 31, 2026	306,341	$ 6,859,931
Year Ended July 31, 2025	1,680,200	35,713,944
For the year ended July 31, 2026, Common Shares of MUA issued and outstanding increased by 11,876,577 as a result of the reorganization of BTA with and into MUA.
For the year ended July 31, 2026, Common Shares of MUA issued and outstanding decreased by 35 as a result of a redemption of fractional shares from the reorganization of BTA with and into MUA.
For the year ended July 31, 2026, Common Shares of MHD issued and outstanding increased by 122,558,304 as a result of the reorganization of BFK, BYM, BLE and MUE with and into MHD.
For the year ended July 31, 2026, Common Shares of MHD issued and outstanding decreased by 209 as a result of a redemption of fractional shares from the reorganization of BFK, BYM, BLE and MUE with and into MHD.
For the year ended July 31, 2026, Common Shares of MQY issued and outstanding increased by 78,598,686 as a result of the reorganization of BKN, MQT and MYD with and into MQY.
For the year ended July 31, 2026, Common Shares of MQY issued and outstanding decreased by 192 as a result of a redemption of fractional shares from the reorganization of BKN, MQT and MYD with and into MQY.
For the year ended July 31, 2026, Common Shares of MYI issued and outstanding increased by 55,826,524 as a result of the reorganization of MVF and MVT with and into MYI.
For the year ended July 31, 2026, Common Shares of MYI issued and outstanding decreased by 168 as a result of a redemption of fractional shares from the reorganization of MVF and MVT with and into MYI.
For the year ended July 31, 2025, shares issued and outstanding remained constant for MHD, MQY and MYI.
Preferred Shares
The Fund’s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Fund. The 1940 Act prohibits the declaration of any dividend on Common Shares or the repurchase of Common Shares if the Fund fails to maintain asset coverage of at least 200% of the liquidation preference of the Fund’s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instruments, the Fund is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with its Preferred Shares or repurchasing such shares if the Fund fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.
Holders of Preferred Shares have voting rights equal to the voting rights of holders of Common Shares (one vote per share) and vote together with holders of Common Shares (one vote per share) as a single class on certain matters. Holders of Preferred Shares, voting as a separate class, are also entitled to (i) elect two members of the Board, (ii) elect the full Board if dividends on the Preferred Shares are not paid for a period of two years and (iii) a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a  Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.
VRDP Shares
Each Fund except MHD (for purposes of this section, each a “VRDP Fund”) has issued Series W-7 VRDP Shares, $100,000 liquidation preference per share, in one or more privately negotiated offerings to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). The VRDP Shares include a liquidity feature and may be subject to a special rate period. As of period end, the VRDP Shares outstanding were as follows:
Fund Name	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
MUA	12/15/21	1,750	$ 175,000,000	12/15/51
	02/23/26	760	76,000,000	12/15/51
BTT	07/31/24	7,500	750,000,000	12/31/30
MQY	04/19/21	2,251	225,100,000	10/01/41
	06/05/24	2,252	225,200,000	06/01/54
	02/23/26	3,978	397,800,000	02/01/56
MYI	05/19/11	3,564	356,400,000	06/01/41
	02/23/26	2,313	231,300,000	06/01/41
Redemption Terms: A VRDP Fund is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, a VRDP Fund is required to begin to segregate liquid assets with the Fund’s custodian to fund the redemption. In addition, a VRDP Fund is required to redeem certain of its outstanding VRDP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.
Subject to certain conditions, the VRDP Shares may also be redeemed, in whole or in part, at any time at the option of a VRDP Fund. The redemption price per VRDP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends.
Liquidity Feature: VRDP Shares are subject to a fee agreement between the VRDP Fund and the liquidity provider that requires a per annum liquidity fee and, in some cases, an upfront or initial commitment fee, payable to the liquidity provider. These fees, if applicable, are shown as liquidity fees in the Statements of Operations. As of period end, the fee agreement is set to expire, unless renewed or terminated in advance, as follows:
	MUA	BTT	MQY	MYI
Expiration date	04/27/27	07/28/27	06/02/27	07/04/27
The VRDP Shares are also subject to a purchase agreement in connection with the liquidity feature. In the event a purchase agreement is not renewed or is terminated in advance, and the VRDP Shares do not become subject to a purchase agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the purchase agreement. In the event of such mandatory purchase, a VRDP Fund is required to redeem the VRDP Shares six months after the purchase date. Immediately after such mandatory purchase, the VRDP Fund is required to begin to segregate liquid assets with its custodian to fund the redemption. There is no assurance that a VRDP Fund will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.
Remarketing: A VRDP Fund may incur remarketing fees on the aggregate principal amount of all its VRDP Shares, which, if any, are included in remarketing fees on Preferred Shares in the Statements of Operations.  During any special rate period (as described below), the Fund may incur nominal or no remarketing fees.
Ratings: As of period end, the VRDP Shares were assigned the following ratings:
Fund Name	Series	Moody’s Investors Service, Inc. Long-Term Ratings	Moody’s Investors Service, Inc. Short-Term Ratings	Fitch Ratings, Inc. Long-Term Ratings	S&P Global Long-Term Ratings	S&P Global Short-Term Ratings
MUA	W-7	Aa2	P-1	N/A	N/A	A-1
BTT	W-7	Aa1	P-1	N/A	AAA	A-1
MQY	W-7	Aa1	P-1	AA	N/A	A-1
	W-7A	Aa1	P-1	AA	N/A	A-1
	W-7B	Aa1	P-1	N/A	N/A	A-1
MYI	W-7	Aa1	N/A	AA	N/A	N/A
Any short-term ratings on VRDP Shares are directly related to the short-term ratings of the liquidity provider for such VRDP Shares. Changes in the credit quality of the liquidity provider could cause a change in the short-term credit ratings of the VRDP Shares as rated by Moody’s and S&P Global Ratings. The liquidity provider may be terminated prior to the scheduled termination date if the liquidity provider fails to maintain short-term debt ratings in one of the two highest rating categories.
Special Rate Period:   A VRDP Fund has commenced a “special rate period” with respect to its VRDP Shares, during which the VRDP Shares will not be subject to any remarketing and the dividend rate will be based on a predetermined methodology. During a special rate period, short-term ratings on VRDP Shares are withdrawn. As of period end, the following VRDP Funds have commenced a special rate period:
Fund Name	Commencement Date	Expiration Date as of Period Ended 07/31/26
MYI	06/22/22	06/16/27
Prior to the expiration date, the VRDP Fund and the VRDP Shares holder may mutually agree to extend the special rate period. If a special rate period is not extended, the VRDP Shares will revert to remarketable securities upon the termination of the special rate period and will be remarketed and available for purchase by qualified institutional investors.
During the special rate period: (i) the liquidity and fee agreements remain in effect, (ii) VRDP Shares remain subject to mandatory redemption by the VRDP Fund on the maturity date, (iii) VRDP Shares will not be remarketed or subject to optional or mandatory tender events, (iv) the VRDP Fund is required to comply with the same asset coverage, basic maintenance amount and leverage requirements for the VRDP Shares as is required when the VRDP Shares are not in a special rate period, (v) the VRDP Fund will pay dividends monthly based on the sum of an agreed upon reference rate and a percentage per annum based on the long-term ratings assigned to the VRDP Shares and (vi) the VRDP Fund will pay nominal or no fees to the liquidity provider and remarketing agent.
Dividends: Except during the Special Rate Period as described above, dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate. A change in the short-term credit rating of the liquidity provider or the VRDP Shares may adversely affect the dividend rate paid on such shares, although the dividend rate paid on the VRDP Shares is not directly based upon either short-term rating. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed.
For the year ended July 31, 2026, the annualized dividend rate for the VRDP Shares were as follows:
	MUA	BTT	MQY	MYI
Dividend rates	2.65%	2.61%	2.60%	3.40%
During the year ended July 31, 2026, issued and outstanding VRDP Shares increased by 760 for MUA, 3,978 for MQY and 2,313 for MYI due to the Fund reorganizations.
For the year ended July 31, 2026, VRDP Shares issued and outstanding remained constant for BTT.
VMTP Shares
MHD has issued Series W-7 VMTP Shares, $100,000 liquidation preference per share, in one or more privately negotiated offerings to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). The VMTP Shares are subject to certain restrictions on transfer, and MHD may also be required to register its VMTP Shares for sale under the Securities Act under certain circumstances. As of period end, the VMTP Shares outstanding and assigned long-term ratings were as follows:
Fund Name	Issue Date	Shares Issued	Aggregate Principal	Term Redemption Date	Moody’s Rating	Fitch Rating
MHD	12/20/23	2,140	$ 214,000,000	04/01/27	Aa1	AA
	02/09/26	5,038	503,800,000	04/01/27	Aa1	AA
Redemption Terms: MHD is required to redeem its VMTP Shares on the term redemption date, unless earlier redeemed or repurchased or unless extended.  There is no assurance that a term will be extended further or that any VMTP Shares will be replaced with any other preferred shares or other form of leverage upon the redemption or repurchase of the VMTP Shares. Six months prior to the term redemption date, MHD is required to begin to segregate liquid assets with its custodian to fund the redemption. In addition, MHD is required to redeem certain of its outstanding VMTP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.
Subject to certain conditions, VMTP Shares may be redeemed, in whole or in part, at any time at the option of MHD. With respect to MHD, the redemption price per VMTP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends and applicable redemption premium. If MHD redeems the VMTP Shares prior to the term redemption date and the VMTP Shares have long-term ratings above A1/A+ or its equivalent by the ratings agencies then rating the VMTP Shares, then such redemption may be subject to a prescribed redemption premium (up to 1% of the liquidation preference) payable to the holder of the VMTP Shares based on the time remaining until the term redemption date, subject to certain exceptions for redemptions that are required to comply with minimum asset coverage requirements.
Dividends: Dividends on the VMTP Shares are declared daily and payable monthly at a variable rate set weekly at a fixed rate spread plus the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index or a percentage of the daily Secured Overnight Financing Rate, as set forth in the VMTP Shares governing instrument. The fixed spread is determined based on the long-term preferred share rating assigned to the VMTP Shares by the ratings agencies then rating the VMTP Shares.
The dividend rate on VMTP Shares is subject to a step-up spread if MHD fails to comply with certain provisions, including, among other things, the timely payment of dividends, redemptions or gross-up payments, and complying with certain asset coverage and leverage requirements.
For the year ended July 31, 2026, the average annualized dividend rates for the VMTP Shares were as follows:
MHD
Dividend rates	3.61%
During the year ended July 31, 2026, issued and outstanding VMTP Shares for MHD increased by 5,038 due to the Fund reorganization.
Offering Costs: The Funds incurred costs in connection with the issuance of VRDP and VMTP Shares, which were recorded as a direct deduction from the carrying value of the related debt liability and will be amortized over the life of the VRDP and VMTP Shares with the exception of any upfront fees paid by a VRDP and VMTP Fund to the liquidity provider which, if any, were amortized over the life of the liquidity agreement.  Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.
Financial Reporting: The VRDP and VMTP Shares are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the VRDP and VMTP Shares, is recorded as a liability in the Statements of Assets and Liabilities net of deferred offering costs. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VRDP and VMTP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VRDP and VMTP Shares are treated as equity for tax purposes. Dividends paid to holders of the VRDP and VMTP Shares are generally classified as tax-exempt income for tax-reporting purposes. Dividends and amortization of deferred offering costs on VRDP and VMTP Shares are included in interest expense, fees and amortization of offering costs in the Statements of Operations:
Fund Name	Dividends	Deferred Offering Costs Amortization
MUA	$ 5,523,332	$ 5,470
BTT	19,567,192	166,869
MHD	16,324,841	—
MQY	16,226,502	97,739
MYI	15,557,432	29,462

Illiquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquidity Risk: Each Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Fund may not be able to readily dispose of such investments at prices that approximate those at which a Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, a Fund may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Fund’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

Market Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
There is no assurance that BTT will achieve its investment objectives, including its investment objective of returning $25.00 per share. As BTT approaches its scheduled termination date, it is expected that the maturity of BTT’s portfolio securities will shorten, which is likely to reduce BTT’s income and distributions to shareholders.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Geographic Asset Class Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]																								Preferred Shares
Security Dividends [Text Block]
The Fund’s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Fund. The 1940 Act prohibits the declaration of any dividend on Common Shares or the repurchase of Common Shares if the Fund fails to maintain asset coverage of at least 200% of the liquidation preference of the Fund’s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instruments, the Fund is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with its Preferred Shares or repurchasing such shares if the Fund fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.

Security Voting Rights [Text Block]
Holders of Preferred Shares have voting rights equal to the voting rights of holders of Common Shares (one vote per share) and vote together with holders of Common Shares (one vote per share) as a single class on certain matters. Holders of Preferred Shares, voting as a separate class, are also entitled to (i) elect two members of the Board, (ii) elect the full Board if dividends on the Preferred Shares are not paid for a period of two years and (iii) a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a  Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

Security Liquidation Rights [Text Block]																								The Fund’s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Fund.
Preferred Stock Restrictions, Arrearage [Text Block]																								The 1940 Act prohibits the declaration of any dividend on Common Shares or the repurchase of Common Shares if the Fund fails to maintain asset coverage of at least 200% of the liquidation preference of the Fund’s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instruments, the Fund is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with its Preferred Shares or repurchasing such shares if the Fund fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.
Rights Limited by Other Securities [Text Block]	The Fund’s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Fund.
Holders of Preferred Shares have voting rights equal to the voting rights of holders of Common Shares (one vote per share) and vote together with holders of Common Shares (one vote per share) as a single class on certain matters. Holders of Preferred Shares, voting as a separate class, are also entitled to (i) elect two members of the Board, (ii) elect the full Board if dividends on the Preferred Shares are not paid for a period of two years and (iii) a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a  Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

Outstanding Security, Authorized [Shares]																								2,510
Outstanding Security, Held [Shares]																								2,510
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]																								as a percentage of net assets attributable to common shares
General Description of Registrant [Abstract]
Lowest Price or Bid														$ 10.10		$ 10.23	$ 10.46	$ 10.34	$ 10.13		$ 9.83	$ 10.73	$ 11.42
Highest Price or Bid														11.04		11.23	11.07	11.79	10.53		11.28	12.47	12.66
Lowest Price or Bid, NAV														11.09		10.96	11.29	10.85	10.68		10.90	11.37	11.65
Highest Price or Bid, NAV														$ 11.47		$ 11.26	$ 11.29	$ 11.33	$ 11.04		$ 11.75	$ 11.81	$ 11.91
Highest Price or Bid, Premium (Discount) to NAV [Percent]														(3.75%)		(0.27%)	(1.95%)	4.06%	(4.62%)		(4.00%)	5.59%	6.30%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]														(8.93%)		(6.66%)	(7.35%)	(4.70%)	(5.15%)		(9.82%)	(5.63%)	(1.97%)
Share Price		$ 10.10												$ 10.10										$ 10.10
NAV Per Share		$ 11.09												$ 11.09										$ 11.09
Latest Premium (Discount) to NAV [Percent]																								(8.93%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]																								Common Shares
Outstanding Securities [Table Text Block]																								Each Fund, except for BTT, is authorized to issue 200 million shares, all of which were initially classified as Common Shares.
Outstanding Security, Authorized [Shares]																								199,997,490
Outstanding Security, Held [Shares]																								50,354,821
TOBs [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[7]	$ 24,742,000		$ 18,552,000		$ 4,500,000		$ 10,897,000		$ 42,444,000				$ 24,742,000					$ 18,552,000					$ 24,742,000
Senior Securities Coverage per Unit	[7],[8]	$ 33,715		$ 32,712		$ 141,427		$ 57,083		$ 16,471				$ 33,715					$ 32,712					$ 33,715
Preferred Stock Liquidating Preference	[7],[9]
Senior Securities Average Market Value per Unit	[7],[10]	$ 21,482,000		$ 12,721,000		$ 5,208,000		$ 24,055,000		$ 37,166,000
VRDP Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[7]	$ 251,000,000		$ 175,000,000		$ 175,000,000		$ 175,000,000		$ 175,000,000		$ 175,000,000		$ 251,000,000					$ 175,000,000					$ 251,000,000
Senior Securities Coverage per Unit	[7]	$ 302,539	[11]	$ 313,578	[11]	$ 354,586	[11]	$ 334,645	[11]	$ 321,536	[11]	$ 371,729	[12]	$ 302,539	[11]				$ 313,578	[11]				$ 302,539 [11]
Preferred Stock Liquidating Preference	[7],[9]	100,000		100,000		100,000		100,000		100,000		100,000		$ 100,000					$ 100,000					$ 100,000
Senior Securities Average Market Value per Unit	[7]
Note [Member]
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective
BlackRock MuniAssets Fund, Inc.’s (MUA) (the “Fund”) investment objective is to provide high current income exempt from federal income taxes by investing primarily in a portfolio of medium- to lower-grade or unrated municipal obligations the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes. The Fund seeks to achieve its investment objective by investing at least 80% of its assets, except during temporary defensive periods, in a portfolio of obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies or instrumentalities paying interest which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes (“Municipal Bonds”). The Fund at all times, except during temporary defensive periods, will maintain at least 65% of its assets in Municipal Bonds that are rated in the medium to lower rating categories by nationally recognized rating services (for example, Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”) or BBB or lower by S&P Global Ratings) or are unrated. The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.

[1]	If the common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses. Fund shareholders will pay all offering expenses involved with an offering.
[2]	MUA and the Manager have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Manager has contractually agreed to waive the investment advisory fees with respect to any portion of MUA’s assets attributable to investments in any equity and fixed-income mutual funds and ETFs managed by the Manager or its affiliates that have a contractual management fee, through June 30, 2028. In addition, pursuant to the Fee Waiver Agreement, the Manager has contractually agreed to waive its investment advisory fees by the amount of investment advisory fees MUA pays to the Manager indirectly through its investment in money market funds managed by the Manager or its affiliates, through June 30, 2028. The Fee Waiver Agreement may be continued from year to year thereafter, provided that such continuance is specifically approved by the Manager and MUA (including by a majority of MUA’s Directors who are not “interested persons” (as defined in the Investment Company Act) of MUA (the “Independent Directors”)). The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by MUA (upon the vote of a majority of the Directors or a majority of the outstanding voting securities of MUA), upon 90 days’ written notice by MUA to the Manager.
[3]	MUA currently pays the Manager a monthly fee in arrears at an annual rate equal to 0.55% of the average daily value of the Fund’s net assets. For purposes of calculating these fees, “net assets” mean the total assets of the Fund minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). It is understood that the liquidation preference of any outstanding preferred stock (other than accumulated dividends) and TOB Trusts is not considered a liability in determining MUA’s NAV.
[4]	Other expenses are based on estimated amounts for the current fiscal period.
[5]	Assumes the use of leverage in the form of tender option bond transactions and preferred shares representing 33% of managed assets, which is the total assets of MUA, including any assets attributable to VRDP Shares and TOB Trusts, if any, minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares), at an annual cost of leverage to MUA of 2.27%, which is based on current market conditions. The actual amount of interest expense borne by MUA will vary over time in accordance with the level of MUA’s use of tender option bond transactions and variations in market interest rates, as well as preferred shares transactions and changes to agreement terms with counterparties. Interest expense is required to be treated as an expense of MUA for accounting purposes. MUA uses leverage to seek to enhance its returns to common shareholders. This leverage generally takes two forms: the issuance of VRDP Shares and investment in TOBs. Both forms of leverage benefit common shareholders if the cost of the leverage is lower than the returns earned by MUA when it invests the proceeds from the leverage. In order to help a shareholder to better understand the costs associated with MUA’s leverage strategy, the total annual fund operating expenses after fee waivers (excluding interest expense, offering, reorganization cost and/or portfolio investment fees) are 1.24%, which is based on current market conditions. The actual amount of interest expense borne by MUA will vary over time in accordance with the level of MUA’s use of leverage and variations in market interest rates. Interest expense is required to be treated as an expense of MUA for accounting purposes.
[6]	Rounds to less than 0.01%.
[7]	There were no VRDP Shares outstanding as of April 30, 2021, 2020, 2019, 2018, 2017 and 2016.
[8]	Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.
[9]	Represents the amount to which a holder of preferred shares would be entitled upon the liquidation of VRDP Shares in preference to common shareholders, expressed as a dollar amount per preferred share. VRDP Shares are considered debt of the issuer; therefore, the liquidation preference approximates fair value.
[10]	Represents weighted average daily market value of TOBs.
[11]	Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000. Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act.
[12]	Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.